Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  2004

August 28, 2009


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re:      The Advisors' Inner Circle Fund (File No. 811-06400)
         ----------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing herewith the Trust's Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including certain exhibits thereto. The combined Proxy Statement / Prospectus contained in this filing relates to the reorganization of The Philadelphia Fund, Inc. with and into the WHG LargeCap Value Fund, a separate series of the Trust.

Please do not hesitate to contact me at 202.739.5896 if you have any questions or comments concerning this filing.

Sincerely,

/s/ Christopher D. Menconi
--------------------------
Christopher D. Menconi